UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22737

Tea Leaf Management Investment Trust

 (Exact name of registrant as specified in charter)

370 Lexington Avenue, Suite 201

New York, NY  10017

 (Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

Registrant's telephone number, including area code: (212) 871-5700

Date of fiscal year end: January 31st

Date of reporting period: April 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-

5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Tea Leaf Long/Short Deep Value Fund
	Schedule of Investments
	April 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 101.46%

Communications Equipment, NEC - 3.49%
25,000	Telit Communications Plc. *	$ 89,368

Computer Peripheral Equipment, NEC - 3.43%
5,900	Logitech International SA (Switzerland)	87,969

Computer Storage Devices - 7.48%
26,000	Dot Hill Systems Corp. *	163,280
14,100	Quantum Corp. *	28,341
		191,621
Converted Paper & Paperboard Products (No Containers/Boxes) - 4.28%
1,000	Kimberly-Clark Corp.	109,690

Drilling Oil & Gas Wells - 3.75%
4,300	Patterson-UTI Energy, Inc.	96,105

Electric Lighting & Wiring Equipment - 2.10%
1,500	Chase Corp.	53,715

Electromedical & Electrotherapeutic Apparatus - 11.04%
15,500	Cutera, Inc. *	211,110
5,800	Syneron Medical, Ltd. *	71,688
		282,798
Heavy Construction - 4.07%
3,000	Granite Construction, Inc.	104,130

Information Technology Services - 1.76%
1,800	Sykes Enterprises, Inc. *	45,054

Instruments For Meas & Testing of Electricity & Elec Signals - 3.07%
8,000	Xcerra Corp. *	78,640

Laboratory Analytical Instruments - 7.62%
5,000	Affymetrix, Inc. *	60,650
1,000	Bio-Rad Laboratories, Inc. *	134,450
		195,100
Measuring & Controlling Devices, NEC - 2.11%
2,500	Geospace Technologies Corp. *	54,000

Miscellaneous Electrical Machinery, Equipment & Supplies - 4.21%
2,000	Greatbatch, Inc. *	107,840

Miscellaneous Manufacturing Industries - 1.26%
3,000	Daktronics, Inc.	32,190

Pumps & Pumping Equipment - 3.61%
2,500	Xylem, Inc.	92,550

Railroad Equipment - 4.07%
4,000	FreightCar America, Inc.	104,360

Retail-Apparel & Accessory Stores - 1.04%
2,000	Tilly's, Inc. *	26,680

Semiconductor-Specialized - 5.77%
18,500	Sigma Designs, Inc. *	147,815

Semiconductors & Related Devices - 12.08%
8,100	FormFactor, Inc. *	64,557
8,500	IXYS Corp.	96,135
12,500	NeoPhotonics Corp. *	69,125
10,000	STMicroelectronics NV	79,600
		309,417
Services-Business Services, NEC - 7.48%
5,200	PowerSecure International, Inc. *	68,172
2,000	Resources Connection, Inc.	31,520
8,000	Xerox Corp.	92,000
		191,692
Services-Computer Processing & Data Preparation - 2.18%
3,200	Axciom Corp. *	55,872

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.81%
3,000	United States Steel Corp.	72,060

Surgical & Medical Instruments & Apparatus - 2.73%
3,600	Merit Medical Systems, Inc. *	69,876

TOTAL FOR COMMON STOCKS (Cost $2,157,100) - 101.46%		2,598,542

SHORT TERM INVESTMENTS - 5.92%
151,492	Fidelity Governmental Fund 57 0.01% **	151,492

TOTAL SHORT TERM INVESTMENTS (Cost $151,492) - 5.92%		151,492

TOTAL INVESTMENTS (Cost $2,308,592) - 107.38%		2,750,034

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.38%)		(188,921)

NET ASSETS - 100.00%		$ 2,561,113

	Tea Leaf Long/Short Deep Value Fund
	Schedule of Securities Sold Short
	April 30, 2015 (Unaudited)

EXCHANGE TRADE FUNDS
200	iShares Russell 2000 Index ETF	24,236
1,000	iShares Russell 2000 Value ETF	100,990
1,900	iShares Russell 3000 ETF	236,493
500	Market Vectors Semiconductor ETF	27,730

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $387,461) - 15.21%		389,449

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at April 30, 2015.

NOTES TO FINANCIAL STATEMENTS
Tea Leaf Long/Short Deep Value Fund
1. SECURITY TRANSACTIONS
At April 30, 2015, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $2,308,593, amounted to $439,454, which consisted of aggregate gross unrealized appreciation of
$503,819 and aggregate gross unrealized depreciation of $64,365.

2. SECURITY VALUATIONS

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

ORGANIZATIONAL AND OFFERING COSTS: All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,598,542	$0	$0	$2,598,542
Cash Equivalents	$151,492	$0	$0	$151,492
Total	$2,750,034	$0	$0	$2,750,034

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$389,449	$0	$0	$389,449
Total	$389,449	$0	$0	$389,449

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: June 11, 2015

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: June 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: June 11, 2015

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: June 11, 2015